RETIREMENT BENEFIT PLANS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Surplus (deficit) in plan [abstract]
Plan assets	$ 287	$ 228
Less accrued benefit obligation	(368)	(328)
Accrued benefit liability (1)	$ (81)	$ (100)